Taxes on Income (Schedule of Deferred Taxes) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	€ 3,908	[1]	€ (4,201)
Changes recognized in profit or loss	3,034		3,259
Changes recognized in other comprehensive income	9,798		4,850
Balance of deferred tax asset (liability) Ending	16,740		3,908	[1]
Financial Asset Member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(6,964)		(7,064)
Changes recognized in profit or loss	(3,065)		926
Changes recognized in other comprehensive income	257
Changes recognized due to business combination			(826)
Balance of deferred tax asset (liability) Ending	(3,642)		(6,964)
Fixed Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(1,555)	[1]	(1,509)
Changes recognized in profit or loss	(569)		(46)	[1]
Changes recognized in other comprehensive income	0
Changes recognized due to business combination			0
Balance of deferred tax asset (liability) Ending	(2,124)		(1,555)	[1]
Swap Contracts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	5,400		(168)
Changes recognized in profit or loss	0		0
Changes recognized in other comprehensive income	9,544		5,568
Balance of deferred tax asset (liability) Ending	14,944		5,400
Losses on Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	7,027		4,540
Changes recognized in profit or loss	538		2,379
Changes recognized in other comprehensive income	(3)		108
Balance of deferred tax asset (liability) Ending	€ 7,562		€ 7,027

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.